Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 209,967	$ 237,284
Short-term bank deposits	418,946	312,603
Restricted short-term bank deposits	227	7,430
Marketable securities	3,255	3,183
Accounts receivable and other:
Trade, net	138,772	119,810
Other receivables and prepaid expenses	162,392	119,768
Inventories	117,639	109,626
Long-term assets held for sale, net	73	67
TOTAL CURRENT ASSETS	1,051,271	909,771
LONG-TERM RECEIVABLES AND OTHER ASSETS	52,894	23,227
PROPERTY, PLANT AND EQUIPMENT, NET	151,416	145,265
GOODWILL	7,248	7,277
INTANGIBLE ASSETS AND DEFERRED COSTS, NET	16,642	15,607
DEFERRED INCOME TAXES	4,905	5,489
TOTAL ASSETS	1,284,376	1,106,636
CURRENT LIABILITIES:
Current maturities of long-term debt	11,974	11,330
Accounts payable:
Trade payables	20,795	19,387
Other current liabilities	220,535	161,814
TOTAL CURRENT LIABILITIES	253,304	192,531
LONG-TERM LIABILITIES:
Long-term debt, net of current maturities	5,888	17,269
Deferred income taxes	1,739	1,879
Other long-term liabilities	2,852	3,996
TOTAL LONG-TERM LIABILITIES	10,479	23,144
COMMITMENTS AND CONTINGENT LIABILITIES
TOTAL LIABILITIES	263,783	215,675
Taro shareholders' equity:
Ordinary shares of NIS 0.0001 par value: Authorized at March 31, 2014 and March 31, 2013: 200,000,000 shares; Issued at March 31, 2014 and March 31, 2013: 45,115,262 and 45,091,562 shares, respectively Outstanding at March 31, 2014 and March 31, 2013: 42,832,273 and 44,768,087 shares, respectively	679	679
Founders' shares of NIS 0.00001 par value: Authorized, issued and outstanding at March 31, 2014 and March 31, 2013: 2,600 shares	1	1
Additional paid-in capital	262,419	261,008
Accumulated other comprehensive income, net of taxes	(22,896)	16,743
Treasury Stock at March 31, 2014 and March 31, 2013: 2,282,989 and 323,475 shares, respectively	(194,328)	(1,329)
Accumulated earnings	969,632	609,245
Taro shareholders' equity	1,015,507	886,347
Non-controlling interest	5,086	4,614
TOTAL SHAREHOLDERS' EQUITY	1,020,593	890,961
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,284,376	$ 1,106,636